Leases (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Right-of-use Assets

Right‑of‑use assets related to leased properties that do not meet the definition of investment property and are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2021	39	*	39
Depreciation	(27)	*	(27)
Additions	100	6	106
Derecognition	*	*	*
Effects of movement in exchange rates	*	*	*
Balance at December 31, 2021	112	6	118

* Amounts less than $1 million

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2022	112	6	118
Depreciation	(36)	(8)	(44)
Additions	35	37	72
Acquisition through business combination	35	—	35
Derecognition	(6)	—	(6)
Effects of movement in exchange rates	(2)	(2)	(4)
Balance at December 31, 2022	138	33	171

b)
Amounts recognized in profit or loss

	2022	2021
(in $ millions)	$	$
Interest on lease liabilities	13	5

Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the year ended 31 December 2022 and 2021.

c)
Amounts recognized in statement of cash flows

	2022	2021
(in $ millions)	$	$
Total cash outflow for leases	35	24

Summary of As a Lessor

	2022	2021
(in $ millions)	$	$
Not later than one year	84	42
Later than one year and not later than five years	11	3